                     SUPPLEMENT DATED FEBRUARY 28, 2017 TO

                       PROSPECTUS DATED MAY 1, 2016 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it carefully and keep it with your prospectus for future reference.

The Board of Directors (the "Board") of State Street Variable Insurance Series Funds, Inc. approved the dissolution, liquidation and termination of the State Street Core Value Equity V.I.S. Fund (the "Portfolio"). It is anticipated that the Portfolio will be liquidated on or about April 28, 2017. The Portfolio is available as an investment option under your variable annuity contract.

In accordance with the Board's decision to terminate operations, the Portfolio will be liquidated effective at the close of trading on the New York Stock Exchange (the "NYSE") on or about April 28, 2017 (the "Liquidation Date"). Assets held by the Separate Account that are invested in the Portfolio will be transferred at the close of trading on the NYSE on the Liquidation Date to the Goldman Sachs Variable Insurance Trust -- Goldman Sachs Government Money Market Fund.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to the Liquidation Date will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

17959PRU SUPPD 2/28/17

Subaccounts

You may allocate premium payments in the Portfolios listed below, in addition to the Guarantee Account (if available), at any one time.


                         Subaccount                                    Investment Objective
                         ------------------------------------------------------------------------------
AB VARIABLE PRODUCTS     AB Global Thematic Growth            Long-term growth of capital.
SERIES FUND, INC.        Portfolio -- Class B
                         ------------------------------------------------------------------------------
                         AB Growth and Income                 Long-term growth of capital.
                         Portfolio -- Class B
                         ------------------------------------------------------------------------------
                         AB Large Cap Growth                  Long-term growth of capital.
                         Portfolio -- Class B
                         ------------------------------------------------------------------------------
                         AB Small Cap Growth                  Long-term growth of capital.
                         Portfolio -- Class B
                         ------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise      To seek capital growth.
FUNDS (INVESCO VARIABLE  Fund -- Series I shares
INSURANCE FUNDS)
                         ------------------------------------------------------------------------------
                         Invesco V.I. Core Equity Fund --     Long-term growth of capital.
                         Series I shares
                         ------------------------------------------------------------------------------
                         Invesco V.I. Value Opportunities     Long-term growth of capital.
                         Fund -- Series II shares
                         ------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  Columbia Variable Portfolio --       The fund seeks to provide shareholders
SERIES TRUST II          Select International Equity          with capital appreciation.
                         Fund -- Class 2
                         ------------------------------------------------------------------------------
                         Variable Portfolio -- Loomis         The fund seeks long-term growth of
                         Sayles Growth Fund -- Class 1        capital.

                         ------------------------------------------------------------------------------
DREYFUS                  The Dreyfus Socially Responsible     The fund seeks to provide capital
                         Growth Fund, Inc. -- Initial Shares  growth, with current income as a secondary goal.
                         ------------------------------------------------------------------------------
EATON VANCE VARIABLE     VT Floating-Rate Income Fund         To provide a high level of current
TRUST                                                         income.
                         ------------------------------------------------------------------------------
FEDERATED INSURANCE      Federated High Income Bond           Seeks high current income.
SERIES                   Fund II -- Service Shares
                         ------------------------------------------------------------------------------
                         Federated Kaufmann Fund II --        Seeks capital appreciation.
                         Service Shares


                         ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP Contrafund(R) Portfolio --       Seeks long-term capital appreciation.
INSURANCE PRODUCTS FUND  Service Class 2









                         ------------------------------------------------------------------------------
                         VIP Dynamic Capital                  Seeks capital appreciation.
                         Appreciation Portfolio --
                         Service Class 2
                         ------------------------------------------------------------------------------
                         VIP Equity-Income Portfolio --       Seeks reasonable income. The fund will
                         Service Class 2                      also consider the potential for capital
                                                              appreciation. The fund's goal is to
                                                              achieve a yield which exceeds the
                                                              composite yield on the securities
                                                              comprising the S&P 500(R) Index.
                         ------------------------------------------------------------------------------

                                              Adviser (and Sub-Adviser(s),
         Investment Objective                        as applicable)
---------------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

---------------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

---------------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

---------------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

---------------------------------------------------------------------------------
To seek capital growth.                  Invesco Advisers, Inc.


---------------------------------------------------------------------------------
Long-term growth of capital.             Invesco Advisers, Inc.

---------------------------------------------------------------------------------
Long-term growth of capital.             Invesco Advisers, Inc.

---------------------------------------------------------------------------------
The fund seeks to provide shareholders   Columbia Management Investment
with capital appreciation.               Advisers, LLC (subadvised by
     Threadneedle International Limited)
---------------------------------------------------------------------------------
The fund seeks long-term growth of       Columbia Management Investment
capital.                                 Advisers, LLC (subadvised by
                                         Loomis, Sayles & Company, L.P.)
---------------------------------------------------------------------------------
The fund seeks to provide capital        The Dreyfus Corporation
growth, with current income as a
secondary goal.
---------------------------------------------------------------------------------
To provide a high level of current       Eaton Vance Management
income.
---------------------------------------------------------------------------------
Seeks high current income.               Federated Investment Management
 Company
---------------------------------------------------------------------------------
Seeks capital appreciation.              Federated Equity Management
     Company of Pennsylvania
                                         (subadvised by Federated Global
                                         Investment Management Corp.)
---------------------------------------------------------------------------------
Seeks long-term capital appreciation.    Fidelity Management & Research
                                         Company (FMR) (subadvised by
                                         FMR Co., Inc. (FMRC), Fidelity
                                         Research & Analysis Company
                                         (FRAC), Fidelity Management &
                                         Research (U.K.) Inc. (FMR U.K.),
                                         Fidelity International Investment
                                         Advisors (FIIA), Fidelity International
                                         Investment Advisors (U.K.) Limited
                                         (FIIA(U.K.)L), and Fidelity
                                         Investments Japan Limited (FIJ))
---------------------------------------------------------------------------------
Seeks capital appreciation.              FMR (subadvised by FMRC, FRAC,
     FMR U.K., FIIA, FIIA(U.K.)L, and
     FIJ)
---------------------------------------------------------------------------------
Seeks reasonable income. The fund will   FMR (subadvised by FMRC, FRAC,
also consider the potential for capital  FMR U.K., FIIA, FIIA(U.K.)L, and
appreciation. The fund's goal is to      FIJ)
achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
---------------------------------------------------------------------------------

                                                                                               Adviser (and Sub-Adviser(s),
                           Subaccount                           Investment Objective                 as applicable)
                           -----------------------------------------------------------------------------------------------------
                           VIP Growth Portfolio --          Seeks to achieve capital       FMR (subadvised by FMRC, FRAC,
                           Service Class 2                  appreciation.                  FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                           FIJ)
                           -----------------------------------------------------------------------------------------------------
                                                            Seeks high total return        FMR (subadvised by FMRC, FRAC,
                           VIP Growth & Income Portfolio -- through a combination of       FMR U.K., FIIA, FIIA(U.K.)L, and
                           Service Class 2                  current income and capital     FIJ)
                                                            appreciation.
                           -----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE     Goldman Sachs Government         Maximize current income to     Goldman Sachs Asset Management,
INSURANCE TRUST            Money Market Fund --             the extent consistent with     L.P.
                           Service Shares/1/                the preservation of capital
                                                            and the maintenance of
                                                            liquidity by investing
                                                            exclusively in high quality
                                                            money market instruments.
                           -----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES         Balanced Portfolio --            Seeks long-term capital        Janus Capital Management LLC
                           Service Shares                   growth, consistent with
                                                            preservation of capital and
                                                            balanced by current income.
                           -----------------------------------------------------------------------------------------------------
                           Enterprise Portfolio --          Seeks long-term growth of      Janus Capital Management LLC
                           Service Shares                   capital.
                           -----------------------------------------------------------------------------------------------------
                           Forty Portfolio -- Service       A non-diversified              Janus Capital Management LLC
                           Shares                           portfolio/2/ that seeks
                                                            long-term growth of capital.
                           -----------------------------------------------------------------------------------------------------
                           Global Research Portfolio --     Seeks long-term growth of      Janus Capital Management LLC
                           Institutional Shares             capital in a manner
                                                            consistent with preservation
                                                            of capital.
                           -----------------------------------------------------------------------------------------------------
                           Global Technology Portfolio      Seeks long-term growth of      Janus Capital Management LLC
                           -- Service Shares                capital.
                           -----------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS        ClearBridge Variable             Seeks capital appreciation.    Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST      Aggressive Growth Portfolio                                     LLC (subadvised by ClearBridge
                           -- Class II                                                     Investments, LLC; Western Asset
                                                                                           Management Company manages the
                                                                                           portion of the fund's cash and short
                                                                                           term investments allocated to it)
                           -----------------------------------------------------------------------------------------------------
                           ClearBridge Variable Large       Seeks long-term growth of      Legg Mason Partners Fund Advisor,
                           Cap Value Portfolio -- Class I   capital. Current income is a   LLC (subadvised by ClearBridge
                                                            secondary objective.           Investments, LLC; Western Asset
                                                                                           Management Company manages the
                                                                                           portion of the fund's cash and short
                                                                                           term investments allocated to it)
                           -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) Investors Trust Series    The fund's investment          Massachusetts Financial Services
TRUST                      -- Service Class Shares          objective is to seek capital   Company
                                                            appreciation.
                           -----------------------------------------------------------------------------------------------------
                           MFS(R) New Discovery Series      The fund's investment          Massachusetts Financial Services
                           -- Service Class Shares          objective is to seek capital   Company
                                                            appreciation.
                           -----------------------------------------------------------------------------------------------------
                           MFS(R) Utilities Series --       The fund's investment          Massachusetts Financial Services
                           Service Class Shares             objective is to seek total     Company
                                                            return.
                           -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) Massachusetts             The fund's investment          Massachusetts Financial Services
TRUST II                   Investors Growth Stock           objective is to seek capital   Company
                           Portfolio --                     appreciation.
                           Service Class Shares
                           -----------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE       Oppenheimer Capital              The Fund seeks capital         OFI Global Asset Management, Inc.
ACCOUNT FUNDS              Appreciation Fund/VA --          appreciation.                  (subadvised by OppenheimerFunds,
                           Service Shares                                                  Inc.)
                           -----------------------------------------------------------------------------------------------------


                    /1/ There can be no assurance that the Goldman Sachs
                        Government Money Market Fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Goldman Sachs Government Money Market Fund may become extremely low and possibly negative.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.


                       Subaccount                                    Investment Objective
                       ------------------------------------------------------------------------------
                       Oppenheimer Discovery Mid Cap        The Fund seeks capital appreciation.
                       Growth Fund/VA --
                       Service Shares
                       ------------------------------------------------------------------------------
                       Oppenheimer Global Fund/VA --        The Fund seeks capital appreciation.
                       Service Shares

                       ------------------------------------------------------------------------------
                       Oppenheimer Main Street              The Fund seeks capital appreciation.
                       Fund/VA -- Service Shares

                       ------------------------------------------------------------------------------
                       Oppenheimer Main Street Small        The Fund seeks capital appreciation
                       Cap Fund(R)/VA -- Service Shares

                       ------------------------------------------------------------------------------
PIMCO VARIABLE         Foreign Bond Portfolio (U.S.         Seeks maximum total return,
INSURANCE TRUST        Dollar Hedged) -- Administrative     consistent with preservation of capital
                       Class Shares                         and prudent investment management.
                       ------------------------------------------------------------------------------
                       High Yield Portfolio --              Seeks to maximize total return,
                       Administrative Class Shares          consistent with preservation of capital
                                                            and prudent investment management.
                       ------------------------------------------------------------------------------
                       Long-Term U.S. Government            Seeks maximum total return,
                       Portfolio -- Administrative          consistent with preservation of capital
                       Class Shares                         and prudent investment management.
                       ------------------------------------------------------------------------------
                       Total Return Portfolio --            Seeks maximum total return,
                       Administrative Class Shares          consistent with preservation of capital
                                                            and prudent investment management.
                       ------------------------------------------------------------------------------
THE PRUDENTIAL SERIES  Equity Portfolio -- Class II Shares  Seeks long-term growth of capital.
FUND

                       ------------------------------------------------------------------------------
                       Jennison Portfolio --                Seeks long-term growth of capital.
                       Class II Shares

                       ------------------------------------------------------------------------------
                       Jennison 20/20 Focus Portfolio --    Seeks long-term growth of capital.
                       Class II Shares

                       ------------------------------------------------------------------------------
                       SP International Growth              Seeks long-term growth of capital.
                       Portfolio -- Class II Shares



                       ------------------------------------------------------------------------------
                       SP Prudential U.S. Emerging          Seeks long-term capital appreciation.
                       Growth Portfolio --
                       Class II Shares
                       ------------------------------------------------------------------------------
RYDEX VARIABLE TRUST   NASDAQ-100(R) Fund/1/                Seeks to provide investment results
                                                            that correspond to a benchmark for
                                                            over-the-counter securities. The
                                                            portfolio's current benchmark is the
                                                            NASDAQ 100 Index(TM).
                       ------------------------------------------------------------------------------
STATE STREET VARIABLE  Income V.I.S. Fund --                Seeks maximum income consistent
INSURANCE SERIES       Class 1 Shares                       with prudent investment management
FUNDS, INC.                                                 and the preservation of capital.
                       ------------------------------------------------------------------------------

                                            Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
----------------------------------------------------------------------------
The Fund seeks capital appreciation.     OFI Global Asset Management, Inc.
     (subadvised by OppenheimerFunds,
     Inc.)
----------------------------------------------------------------------------
The Fund seeks capital appreciation.     OFI Global Asset Management, Inc.
     (subadvised by OppenheimerFunds,
                                         Inc.)
----------------------------------------------------------------------------
The Fund seeks capital appreciation.     OFI Global Asset Management, Inc.
     (subadvised by OppenheimerFunds,
                                         Inc.)
----------------------------------------------------------------------------
The Fund seeks capital appreciation      OFI Global Asset Management, Inc.
     (subadvised by OppenheimerFunds,
                                         Inc.)
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks to maximize total return,          Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC, Neuberger Berman Investment
                                         Advisers LLC and William Blair &
                                         Company LLC)
----------------------------------------------------------------------------
Seeks long-term capital appreciation.    Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks to provide investment results      Securities Global Investors, LLC
that correspond to a benchmark for       known as Guggenheim Investments
over-the-counter securities. The
portfolio's current benchmark is the
NASDAQ 100 Index(TM).
----------------------------------------------------------------------------
Seeks maximum income consistent          SSGA Funds Management, Inc.
with prudent investment management
and the preservation of capital.
----------------------------------------------------------------------------



                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                                                                             Adviser (and Sub-Adviser(s),
  Subaccount                                Investment Objective                    as applicable)
  ----------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S.     Seeks long-term growth of capital and    SSGA Funds Management, Inc.
  Fund -- Class 1 Shares           future income rather than current
                                   income.
  ----------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S.    Seeks maximum total return through       SSGA Funds Management, Inc.
  Fund -- Class 1 Shares           current income and capital               (subadvised by CenterSquare
                                   appreciation.                            Investment Management, Inc.)
  ----------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund/1/  Seeks growth of capital and              SSGA Funds Management, Inc.
                                   accumulation of income that
                                   corresponds to the investment return of
                                   the S&P 500(R) Composite Stock Index.
  ----------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund --  Seeks long-term growth of capital.       SSGA Funds Management, Inc.
  Class 1 Shares                                                            (subadvised by Palisade Capital
                                                                            Management L.L.C., Champlain
                                                                            Investment Partners, LLC,
                                                                            GlobeFlex Capital, LP, Kennedy
                                                                            Capital Management, Inc. and
                                                                            SouthernSun Asset Management,
                                                                            Inc.)
  ----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund --      Seeks the highest total return,          SSGA Funds Management, Inc.
  Class 1 Shares                   composed of current income and
                                   capital appreciation, as is consistent
                                   with prudent investment risk.
  ----------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund --       Seeks long-term growth of capital.       SSGA Funds Management, Inc.
  Class 1 Shares
  ----------------------------------------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Global Advisors. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

                                      5